Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Lease Expense
The following table details the composition of lease expense for the year presented:

Year Ended
December 31, 2022
Operating lease cost (a)	$9,769
Variable lease cost	518
Short-term lease cost	1,236

Total lease costs	$11,523

Sublease income	$(5,350)

(a)	Excludes operating lease assets impairment charge of $378 related to an unoccupied existing office space lease recorded in the first quarter of 2022.

Summary of Future Minimum Lease Payments
The following tables present the future minimum lease payments and additional information about the Company’s lease obligations as of December 31, 2022:

2023	$9,343
2024	5,256
2025	5,193
2026	5,307
2027	5,295
Thereafter	18,167

Total minimum lease payments	48,561
Less: Amounts representing interest	12,742

Net minimum lease payments	$35,819

Summary of Additional Information about Lease Obligations

December 31, 2022
Weighted average remaining lease term (in years)	7.5
Weighted average discount rate	8.5%

Summary of Supplemental Cash Flow Information
The following table presents supplemental cash flow information for the period presented:

Year Ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$11,805
Supplemental noncash information on lease liabilities arising from obtaining operating lease assets:
Operating lease assets obtained in exchange for lease obligations	$2,074